File Nos.  33-13690
                                                                        811-5125
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]


      Pre-Effective Amendment No.                                        [__]


      Post-Effective Amendment No. 25                                    [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]



      Amendment No. 25                                                   [X]



                        (Check appropriate box or boxes.)

                        DREYFUS VARIABLE INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b)
      ----
        X   on May 1, 2000  pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----




Dreyfus Variable Investment Fund


Appreciation Portfolio


Investing in common stocks for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                    Dreyfus Variable Investment Fund

                    Appreciation Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


In choosing stocks, the portfolio looks primarily for growth companies. The portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio generally maintains relatively large positions in the securities it purchases.

The portfolio typically employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the portfolio invests for long-term growth rather than short-term profits.


The portfolio typically sells a stock when there is a change in a company's business fundamentals or in the portfolio's view of company management.



Concepts to understand

"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the portfolio's trading costs and minimizes tax liability by limiting the distribution of capital gains.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies). Moreover, since the portfolio holds large positions in a relatively small number of stocks, it can be volatile when the large-capitalization sector of the market is out of favor with investors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield to cushion stock prices in market downturns.

While many companies in which the portfolio invests are listed on a domestic exchange, they have foreign operations that pose special risks such as exposure to currency fluctuations and changing political climate.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                               3.04    33.52   25.56   28.05   30.22   11.46
90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                    Q4 '98                        +20.77%

WORST QUARTER:                   Q3 '98                        -10.69%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                    Since
                                                                                                                   inception
                                                                  1 Year                   5 Years                 (4/5/93)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                         11.46%                   25.52%                   20.05%

S&P 500                                                           21.03%                   28.54%                   21.63%*





* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 3/31/93 IS USED AS THE BEGINNING VALUE ON 4/5/93.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.03%
--------------------------------------------------------------------------------

TOTAL                                                                   0.78%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------



$80                                  $249                                 $433                                 $966



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment advisers for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid an aggregate investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Fayez Sarofim. He has been the portfolio's primary portfolio manager since the portfolio's inception. He is the president and chairman of Fayez Sarofim & Co., Two Houston Center, Suite 2907, Houston, Texas 77010, which serves as the portfolio's sub-investment adviser. Sarofim managed approximately $60.3 billion in discretionary separate accounts and provided investment advisory services for five other investment companies having aggregate assets of approximately $7.1 billion as of December 31, 1999.

The portfolio, Dreyfus, Fayez Sarofim & Co., and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst &Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                             YEAR ENDED DECEMBER 31,

                                                                                  1999       1998      1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             36.11      27.91    21.98       17.71      13.44


 Investment operations:   Investment income -- net                               .25(1)       .20        .22        .23        .23

                          Net realized and unrealized gain (loss)
                          on investments                                           3.88       8.21      5.95       4.30       4.27

 Total from investment operations                                                  4.13       8.41      6.17       4.53       4.50

 Distributions:           Dividends from investment income -- net                 (.22)      (.20)     (.22)      (.23)      (.23)

                          Dividends from net realized gain on investments         (.01)      (.01)     (.02)      (.03)         --

                          Dividends in excess of net realized gain on investments   (.14)       --        --         --         --

 Total distributions                                                              (.37)      (.21)     (.24)      (.26)      (.23)

 Net asset value, end of period                                                   39.87      36.11     27.91      21.98      17.71

 Total return (%)                                                                 11.46     30.22     28.05       25.56      33.52
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                              .78       .80       .80        .84         .85

 Ratio of interest expense and loan commitment fees
 to average net assets (%)                                                       .00(2)        .01        --         --         --

 Ratio of net investment income
 to average net assets (%)                                                          .64       .84       1.08       1.46       2.08

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                       --         --        --         --        .02

 Portfolio turnover rate (%)                                                       3.87       1.34      1.69       2.47       2.81
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        1,027,797    673,835   247,011    103,745     46,930

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN .01%.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Appreciation Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information


Dreyfus Variable Investment Fund Appreciation Portfolio
(formerly, Capital Appreciation Portfolio)
-------------------------------------
SEC file number:  811-5125


More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
112P0500

Dreyfus Variable Investment Fund

Balanced Portfolio

Investing in stocks and bonds for total return


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Balanced Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks to provide investment results that are greater than the total return performance of common stocks and bonds represented by a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Intermediate Index"). To pursue this goal, the portfolio invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers. The portfolio's normal asset allocation is approximately 60% stocks and 40% bonds. However, the portfolio is permitted to invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest-rate-adjusted price/earnings ratios, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector, based on:

*    value, or how a stock is priced relative to its perceived intrinsic worth

*    growth, in this case the sustainability or growth of earnings

*    financial profile, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. Dreyfus then manages risk by diversifying across companies and industries and by maintaining risk characteristics, such as growth, size, quality and yield, that are similar to those of the S&P 500.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The portfolio's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The dollar-weighted average maturity of the bond component normally will not exceed 10 years.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

LEHMAN INTERMEDIATE INDEX: a recognized, unmanaged index of U.S. government and investment grade corporate bonds.


MAIN RISKS

The stock and bond markets can perform differently from each other, so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underperforms, performance may be hurt. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


The portfolio is exposed to risks of both growth and value companies. Value stocks may never reach what the portfolio manager believes is their full market value and, even though they are undervalued, may decline in price. While the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, they may produce smaller gains than riskier stocks. Prices of growth stocks are based in part on future expectations, which means they can fall sharply if the prospects for a stock, industry or the economy in general are below the market's expectations, even if earnings do increase. Growth stocks also typically lack the dividend yield to cushion stock prices in market downturns.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in prices, and therefore in the portfolio's share price as well.

Bond prices also may be hurt by a downgrade of the bond's credit rating, or a decline in or the perception of a decline in the financial condition of the issuer, which could potentially lower the portfolio's share price.

In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political instability.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some of its assets in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio, at times, may also engage in short-term trading, which could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S&P 500((reg.tm)), the Lehman Intermediate Index, and the hybrid index composed of 60% S&P 500((reg.tm)) and 40% Lehman Intermediate Index. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                               22.34   8.13
90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                    Q4 '98                           +14.14%

WORST QUARTER:                   Q3 '98                            -1.39%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                               Since inception

                                        1 Year                    (5/1/97)
--------------------------------------------------------------------------------

PORTFOLIO                                8.13%                      18.33%

S&P 500                                 21.03%                      27.36%*

LEHMAN
INTERMEDIATE INDEX                      -2.06%                       5.78%*

HYBRID INDEX                            12.78%                      18.68%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/97 IS USED AS THE BEGINNING VALUE ON 5/1/97.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   0.86%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$88                                  $274                                 $477                                 $1,061





This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.




The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.




The portfolio's primary portfolio managers are Ron Gala and Laurie Carroll. Mr. Gala has managed the equity portion of the portfolio since the portfolio's inception. Mr. Gala is a vice president and portfolio manager for Mellon Bank and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus. Mr. Gala also is responsible for Mellon Equity Associates' asset allocation. Mr. Gala has been employed by Mellon Bank in various capacities since 1982. Ms. Carroll has managed the fixed-income portion of the portfolio since the portfolio's inception. Ms. Carroll is a vice president and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986. Mr. Gala and Ms. Carroll have been employed by Dreyfus as portfolio managers since October 1994.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




YEAR ENDED DECEMBER 31,

                                                                                                   1999         1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                               15.94       14.04        12.50

 Investment operations:  Investment income -- net                                                   .47(2)        .43          .25

                         Net realized and unrealized gain (loss) on investments                       .80        2.67         2.06

 Total from investment operations                                                                    1.27        3.10         2.31

 Distributions:          Dividends from investment income -- net                                    (.46)       (.43)        (.25)

                         Dividends from net realized gain on investments                            (.73)       (.77)        (.52)

 Total distributions                                                                               (1.19)      (1.20)        (.77)

 Net asset value, end of period                                                                     16.02       15.94        14.04

 Total return (%)                                                                                    8.13       22.34      18.48(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                          .86         .87        .67(3)

 Ratio of net investment income to average net assets (%)                                            2.94        2.98       1.91(3)

 Portfolio turnover rate (%)                                                                        98.61      111.75      45.78(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                             90,130      59,841       41,144

(1)  FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Balanced Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
Balanced Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
154P0500

Dreyfus Variable Investment Fund

Disciplined Stock Portfolio

Investing in growth and value stocks for investment returns that exceed the total return performance of the S&P 500((reg.tm))

PROSPECTUS May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio


                    Dreyfus Variable Investment Fund

                    Disciplined Stock Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the portfolio's share price compared to the S&P 500((reg.tm)) are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.


Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both, and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures. When employed, derivatives are used primarily to hedge the portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S&P 500((reg.tm)). Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                       31.51   26.72    18.45
90     91      92      93      94      95      96      97      98       99


BEST QUARTER:                    Q4 '98                           +22.71%

WORST QUARTER:                   Q3 '98                           -12.32%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                          Since
                                                                                                      inception
                                                     1 Year                                             (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                             18.45%                                              26.16%

S&P 500                                               21.03%                                              26.75%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.06%
--------------------------------------------------------------------------------

TOTAL                                                                   0.81%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$83                                  $259                                 $450                                 $1,002




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.




The portfolio's primary portfolio manager is Bert Mullins, who has managed the portfolio since its inception, and has been employed by Dreyfus since October 1994. In addition to being a portfolio manager with Dreyfus, Mr. Mullins also has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. Mr. Mullins also is a vice president, portfolio manager and senior security analyst of Mellon, where he has been employed since 1966.





The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report,which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce investment returns that are shown.




                                                                                                   YEAR ENDED DECEMBER 31,

                                                                                            1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        22.95     18.30      14.79      12.50

 Investment operations:  Investment income -- net                                            .11(2)      .08        .08        .07

                         Net realized and unrealized gain (loss) on investments               4.12      4.80       4.53       2.29

 Total from investment operations                                                             4.23      4.88       4.61       2.36

 Distributions:          Dividends from investment income -- net                             (.10)     (.09)      (.08)      (.07)

                         Dividends from net realized gain on investments                     (.16)     (.14)     (1.02)      --

 Total distributions                                                                         (.26)     (.23)     (1.10)    (.07)

 Net asset value, end of period                                                              26.92     22.95      18.30   14.79

 Total return (%)                                                                            18.45     26.72      31.51   18.86(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .81       .88       1.02     .80(3)

 Ratio of net investment income to average net assets (%)                                      .45       .53        .68     .72(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                  --        --         --     .16(3)

 Portfolio turnover rate (%)                                                                 48.95     56.28      79.74   30.62(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     214,296   140,897     53,317    17,722

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.








<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income and distributes any net capital gains it has realized once a year.

DISTRIBUTIONS WILL BE REINVESTED in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund Disciplined Stock Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
150P0500

Dreyfus Variable Investment Fund

Growth and Income Portfolio

Investing in stocks, bonds and money market instruments for long-term capital growth, current income and growth of income


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Growth and Income Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The port-folio's stock investments may include common stocks, preferred stocks and convertible securities.


The portfolio employs a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio typically with a weighted average P/E ratio less than that of the S&P 500, and a long-term projected earnings growth greater than that of the S&P 500. The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The portfolio looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.


The portfolio will invest in investment grade debt securities (other than convertible securities). The portfolio may invest up to 35% of its assets in convertible debt securities rated, when purchased, at least Caa/CCC or the unrated equivalent as determined by Dreyfus.

The portfolio typically sells a security when it has met the price target established by the portfolio manager; the original reason for purchasing the stock or bond is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


The portfolio's investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They may also decline in price even though they are already underpriced. While the portfolio's investments in value stocks also may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore the portfolio's share price as well.

The portfolio may also invest in lower-rated convertible securities which have higher credit risk. With this type of investment, there is a greater likelihood that interest and principal payments will not be made on a timely basis.

Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability and potentially less liquidity.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains and losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance, and the Wilshire Large Company Value Index, an unmanaged index of large companies that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------



Year-by-year total return AS OF 12/31 EACH YEAR (%)


                              61.89  20.75   16.21   11.81  16.88
90    91    92    93    94    95     96      97      98     99


BEST QUARTER:                    Q4 '98                           +18.58%

WORST QUARTER:                   Q3 '98                           -11.45%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                Since
                                                                                                               inception
                                                             1 Year                    5 Years                  (5/2/94)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                    16.88%                     24.31%                    20.90%

S&P 500                                                      21.03%                     28.54%                    25.65%*

WILSHIRE LARGE
COMPANY VALUE INDEX                                          -7.11%                     18.33%                    15.54%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/94 IS USED AS THE BEGINNING VALUE ON 5/2/94.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.04%
--------------------------------------------------------------------------------

TOTAL                                                                   0.79%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------


$81                                  $252                                 $439                                 $978






This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Douglas D. Ramos, CFA. He has been the portfolio's primary portfolio manager and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                       YEAR ENDED DECEMBER 31,

                                                                          1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                      22.63      20.78     19.55      18.33      11.98

 Investment operations:  Investment income -- net                            .16(1)     .21       .28        .36        .28

                         Net realized and unrealized gain (loss)
                         on investments                                     3.64       2.23      2.79       3.43       7.07

 Total from investment operations                                           3.80       2.44      3.07       3.79       7.35

 Distributions:          Dividends from investment income -- net            (.15)      (.20)     (.28)      (.35)      (.27)

                         Dividends from net realized gain on investments    (.70)      (.39)    (1.56)     (2.22)      (.73)

                         Dividends in excess of net realized gain
                         on investments                                     (.10)        --        --         --         --

 Total distributions                                                        (.95)      (.59)    (1.84)     (2.57)     (1.00)

 Net asset value, end of period                                            25.48      22.63     20.78      19.55      18.33

 Total return (%)                                                          16.88      11.81     16.21      20.75      61.89
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                 .79        .78      .80         .83        .92

 Ratio of net investment income to average net assets (%)                    .67       1.00     1.37        1.96       2.21

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                --         --        --         --        .03

 Portfolio turnover rate (%)                                               96.26     126.18    180.73     237.44     255.42
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                   461,392    430,702   369,832    225,935     71,161

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Growth and Income Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund  Growth and Income Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
108P0500

Dreyfus Variable Investment Fund

International Equity Portfolio

Investing in stocks of foreign issuers for capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    International Equity Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH


The portfolio seeks capital growth. To pursue this goal, the portfolio invests primarily in the stocks of foreign companies. Typically, the portfolio invests in at least 15 to 25 markets around the world, including emerging markets. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio conducts a "bottom-up" approach, focusing on individual stock selection rather than on macroeconomic factors. There are no country allocation models or targets. The portfolio is particularly alert to companies whose revenue and earnings growth potential are considered by management to be faster than those of industry peers or the local market.


The portfolio typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the portfolio manager decides to reduce the weighting in its market.


Concepts to understand



FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S

GROWTH COMPANY: a company of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.



MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio expects to invest primarily in the stocks of companies located in developed countries. However, the portfolio may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.


Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.


Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------



Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                7.39   11.61   9.61   4.48   59.76
90    91    92    93     94     95     96      97     98     99

BEST QUARTER:                    Q4 '99                           +41.20%

WORST QUARTER:                   Q3 '98                           -20.29%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                   1 Year                         5 Years                          (5/2/94)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                          59.76%                          17.01%                           14.45%

MSCI EAFE((reg.tm))
INDEX                                              26.96%                          12.83%                           11.21%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE BEGINNING VALUE ON 5/2/94.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.27%
--------------------------------------------------------------------------------

TOTAL                                                                   1.02%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$104                                 $325                                 $563                                 $1,248



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The portfolio's primary portfolio manager is Douglas A. Loeffler. Mr. Loeffler has been the portfolio's primary portfolio manager since he joined Dreyfus in February 1999. He is also employed by Founders Asset Management LLC, an affiliate of Dreyfus, since 1997 as a vice president of investments and from 1995 to 1997, as a senior international equities analyst. For seven years prior thereto, he served as an international equities analyst and a quantitative analyst for Scudder, Stevens & Clark.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                              YEAR ENDED DECEMBER 31,

                                                                                  1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             14.50      14.02     13.76      12.82      12.02

 Investment operations:  Investment income -- net                                 .06(1)       .15       .05        .10        .15

                         Net realized and unrealized gain (loss)
                         on investments                                            8.58        .48      1.27       1.16        .74

 Total from investment operations                                                  8.64        .63      1.32       1.26        .89

 Distributions:          Dividends from investment income -- net                  (.06)      (.15)     (.07)      (.09)      (.08)

                         Dividends in excess of investment income -- net             --        --       --        --         (.01)

                         Dividends from net realized gain on investments          (.74)        --     (.34)      (.39)        --

                         Dividends in excess of net realized gain on investments     --        --     (.65)      (.06)        --

 Total distributions                                                              (.80)      (.15)    (1.06)      (.54)      (.09)

 Capital contribution from an affiliate of the adviser                               --         --       --         .22        --

 Net asset value, end of period                                                   22.34      14.50     14.02      13.76      12.82

 Total return (%)                                                                 59.76       4.49      9.61    11.61(2)      7.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       1.02        .99      1.06       1.28       1.59

 Ratio of net investment income to average net assets (%)                           .38       1.04       .38        .92       1.13

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                       --         --        --         --        .45

 Portfolio turnover rate (%)                                                     261.64     204.50    165.75     181.13      70.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           69,208     45,811    39,388     24,355      7,672

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  HAD THE  PORTFOLIO  NOT HAD A CAPITAL  CONTRIBUTION  BY AN AFFILIATE OF THE
     ADVISER  DURING THE PERIOD,  THE TOTAL  INVESTMENT  RETURN  WOULD HAVE BEEN
     9.89%.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: International Equity Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
International Equity Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
109P0500

Dreyfus Variable Investment Fund

International Value Portfolio

Investing in foreign stocks of value companies  for long-term capital growth


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    International Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies. To a limited extent, the portfolio may invest in debt securities of foreign issuers. Though not specifically limited, the portfolio ordinarily invests in companies in at least three foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The portfolio's investment approach is value oriented, research driven, and risk averse. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:

* value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* business health, or overall efficiency and profitability as measured by return on assets and return on equity

* business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.



Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.




MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio's share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading. When employed, this could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"), an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                       8.71    8.74    27.82
90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                    Q4 '98                           +15.33%
WORST QUARTER:                   Q3 '98                           -16.49%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                     Since
                                                                   inception
                                         1 Year                    (5/1/96)
--------------------------------------------------------------------------------

PORTFOLIO                                27.82%                     12.93%

MSCI EAFE INDEX                          26.96%                     12.74%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price.
As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         1.00%
Other expenses                                                          0.35%
--------------------------------------------------------------------------------

TOTAL                                                                   1.35%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$137                                 $428                                 $739                                 $1,624





This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 1.00% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Sandor Cseh. He has been the portfolio's primary manager since the portfolio's inception, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, Inc., an affiliate of Dreyfus, or its predecessor since October 1994. Prior to joining The Boston Company Asset Management, Inc., Mr. Cseh was president of Cseh International & Associates Inc., and was a securities analyst with several banks.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                                      YEAR ENDED DECEMBER 31,

                                                                                            1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        13.45     13.45      12.80   12.50

 Investment operations:  Investment income -- net                                            .13(2)      .14        .07     .08

                         Net realized and unrealized gain (loss) on investments               3.52      1.01       1.03     .34

 Total from investment operations                                                             3.65      1.15       1.10     .42

 Distributions:          Dividends from investment income -- net                             (.13)     (.12)      (.07)    (.08)

                         Dividends from net realized gain on investments                    (1.30)    (1.03)      (.30)    (.04)

                         Dividends in excess of net realized gain on investments                --        --      (.08)     --

 Total distributions                                                                        (1.43)    (1.15)      (.45)    (.12)

 Net asset value, end of period                                                              15.67     13.45      13.45   12.80

 Total return (%)                                                                            27.82      8.74       8.71    3.41(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  1.35      1.29       1.42    1.01(3)

 Ratio of net investment income to average net assets (%)                                      .90       .94        .74     .76(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                  --        --         --     .34(3)

 Portfolio turnover rate (%)                                                                 41.90     42.14      25.67   24.48(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      27,386    20,680     19,016    8,027

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: International Value Portfolio, for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
International Value Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
152P0500

Dreyfus Variable Investment Fund

Limited Term High Income Portfolio

Investing in high yield securities for maximum total return


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Limited Term High Income Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio duration of 3.5 years or less and an average effective portfolio maturity of 4 years or less, although there is no limit on the maturity or duration of individual securities.

The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest in investment grade bonds, typically when it takes a defensive investment position.


Concepts to understand

HIGH YIELD BONDS: those rated below BBB or Baa by credit rating agencies such as Standard & Poor's or Moody's. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more it will react to interest rate fluctuations.



MAIN RISKS

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general. The portfolio's share price could also be hurt if it holds bonds of issuers that default on payments of principal or interest. As a result, the value of a shareholder's investment in the portfolio could go up and down, which means that shareholders could lose money.

Other risk factors could have an effect on the portfolio's performance, including:

* if there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price

* if the loans underlying the portfolio's mortgage-related securities are paid off substantially earlier or later than expected, which could occur because of movements in market interest rates, the portfolio's share price or yield could be hurt and the duration of its portfolio affected

* if the portfolio holds securities which are traded in a market that becomes "illiquid," typically when there are more sellers than buyers for the securities, the value of such securities, and the portfolio's share price, may fall dramatically.

The portfolio's investments in investment grade bonds could also reduce the portfolio's yield and/or return.

Foreign securities, while allowing the portfolio to seek attractive opportunities worldwide, also include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some of its assets in derivative securities, such as options, futures and swaps, and in foreign currencies. The portfolio may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

In addition, the portfolio may borrow for certain purposes including to facilitate trades in its portfolio securities (a form of leveraging), which could have the effect of magnifying the portfolio's gains or losses.

At times, the portfolio may engage in short-term trading. When employed, this could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the performance of the portfolio's average annual total return to that of the Merrill Lynch High Yield Master II Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index*. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                               0.29    -1.54
90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                    Q1 '98                            +3.90%

WORST QUARTER:                   Q3 '98                            -5.46%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                    Since
                                                                  inception

                                         1 Year                   (4/30/97)
--------------------------------------------------------------------------------

PORTFOLIO                                -1.54%                    3.01%

MERRILL LYNCH HIGH YIELD
MASTER II INDEX                           2.51%                    6.05%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                         5.23%                    6.71%

* THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND
     (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE FUND CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".



Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.




EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES


% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.65%
Other expenses                                                          0.19%
--------------------------------------------------------------------------------

TOTAL                                                                   0.84%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$86                                  $268                                 $466                                 $1,037




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Roger King. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Dreyfus since February 1996. Prior thereto, Mr. King was a vice president of high yield research and, most recently, director of high yield research at Citibank Securities, Inc.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                                        YEAR ENDED DECEMBER 31,

 CLASS A                                                                                           1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                               11.80       12.88        12.50

 Investment operations:  Investment income -- net                                                    1.21        1.14          .78

                         Net realized and unrealized gain (loss) on investments                    (1.38)      (1.08)          .41

 Total from investment operations                                                                   (.17)         .06         1.19

 Distributions:          Dividends from investment income -- net                                   (1.19)      (1.14)        (.77)

                         Dividends from net realized gain on investments                               --          --        (.04)

 Total distributions                                                                               (1.19)      (1.14)        (.81)

 Net asset value, end of period                                                                     10.44       11.80        12.88

 Total return (%)                                                                                  (1.54)         .29      14.27(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                                                .73         .77        .89(2)

 Ratio of interest expense to average net assets (%)                                                  .11         .32        .20(2)

 Ratio of net investment income to average net assets (%)                                           10.53       10.10      10.27(2)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                              --          --        .05(2)

 Portfolio turnover rate (%)                                                                        52.08       50.18      37.98(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                             66,357      83,418       31,454

(1)  FROM APRIL 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  ANNUALIZED.

(3)  NOT ANNUALIZED.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: LIMITED TERM HIGH INCOME PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year.

DISTRIBUTIONS WILL BE REINVESTED in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
Limited Term High Income Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
156P0500

Dreyfus Variable Investment Fund

Money Market

Portfolio

Investing in money market instruments for current income


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Money Market Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

*    repurchase agreements

*    asset-backed securities

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate and bank obligations of U.S. and foreign issuers

* obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities

Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality dollar-denominated obligations


MAIN RISKS

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Additionally, the portfolio's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the portfolio has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the portfolio's income level and/or share price:

* interest rates could rise sharply, causing the value of the portfolio's securities, and share price, to drop

* any of the portfolio's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows average annual total return over time. Both tables assume the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



       5.99    4.15    3.29    4.37    5.66    5.10    5.19    5.12    4.78
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q1 '91                            +1.57%

WORST QUARTER:                   Q2 '93                            +0.78%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                   1 Year                         5 Years                          (8/31/90)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                          4.78%                           5.17%                            4.94%


The portfolio's 7-day yield on 12/31/99 was 5.21%. For the portfolio's current yield, call toll-free 1-800-645-6561.




Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price.
As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   0.58%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$59                                  $186                                 $324                                 $726




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.50% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.







The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.





The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce investment returns that are shown.




                                                                                                YEAR ENDED DECEMBER 31,

                                                                                 1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .047       .050      .050       .050       .055

 Distributions:          Dividends from investment income -- net                 (.047)     (.050)    (.050)     (.050)     (.055)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  4.78       5.12      5.19       5.10       5.66
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .58        .56       .61        .62        .62

 Ratio of net investment income to average net assets (%)                          4.69       5.01      5.08       4.96       5.51

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                       --         --        --         --        .03
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          102,727     89,025    64,628     56,186     45,249







<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Money Market Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.

DISTRIBUTIONS AND TAXES

The portfolio usually declares dividends from its net investment income daily and pays dividends monthly, and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
Money Market Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
117P0500

Dreyfus Variable Investment Fund

Quality Bond Portfolio

Investing in fixed-income securities for maximum current income consistent with the preservation of capital and maintenance of liquidity


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Quality Bond Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks to maximize current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the portfolio invests at least 80% of net assets in fixed-income securities, including mortgage-related securities, collateralized mortgage obligations ("CMOs"), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The portfolio also may invest in:

(pound)  high grade commercial paper of U.S. issuers

(pound)  certificates of deposit, time deposits and bankers' acceptances


(pound) fixed-income securities rated lower than A (but not lower than B) or the unrated equivalent as determined by Dreyfus


(pound)  municipal obligations and zero coupon securities

The portfolio may invest up to 10% of net assets in foreign securities.


Concepts to understand

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans. CMOs may be issued by government agencies or private issuers.

RATINGS: represent the opinions of rating agencies (like Moody's and S&P) as to the quality of the fixed-income securities. Ratings are relative and subjective and are not absolute standards of quality.



MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio's share price as well. As a result, the value of a shareholder's investment in the portfolio could go up and down, which means that shareholders could lose money.


Although the portfolio invests primarily in high quality and other investment grade bonds, it may invest to a limited extent in high yield bonds which involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general.


Other risk factors could have an effect on the portfolio's performance, including:

(pound) if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price

(pound) if the portfolio's mortgage-related securities are paid off substantially earlier or later than expected, the portfolio's share price or yield could be hurt

(pound) the price and yield of foreign debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

(pound) during unusual market conditions, the portfolio may not be able to sell certain securities at the time and price it would like

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

Most mortgage-related securities are a form of derivative. Derivatives can be illiquid and highly sensitive to changes in their underlying securities, interest rate or index and, as a result, can be highly volatile. Certain derivatives, at times, may be used to leverage the portfolio, meaning that a small investment could have a potentially large impact on the portfolio.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Lehman Brothers Aggregate Bond Index, an unmanaged index of corporate, U.S. government and agency debt instruments, and mortgage-backed and asset-backed securities, and Merrill Lynch Domestic Master Index (Subindex
D010), an unmanaged index of U.S. government, mortgage and corporate securities rated A or better. Of course past performance is no guarantee of future results.
--------------------------------------------------------------------------------



Year-by-year total return AS OF 12/31 EACH YEAR (%)


      14.12  12.08  15.33   -4.59   20.42  3.13    9.42   5.49   0.18
90    91     92     93      94      95     96      97     98     99



BEST QUARTER:                    Q3 '92                            +7.99%

WORST QUARTER:                   Q1 '94                            -4.57%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                    Since
                                                                                                                   inception
                                                              1 Year                    5 Years                    (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                      0.18%                    7.50%                       8.10%

LEHMAN BROTHERS
AGGREGATE BOND INDEX*                                         -0.82%                    7.73%                       7.94%

MERRILL LYNCH
DOMESTIC MASTER
INDEX (SUBINDEX D010)                                          0.96%                    7.70%                       7.96%



* LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE PORTFOLIO'S PRIMARY INDEX BECAUSE SUCH INDEX PROVIDES MORE FREQUENT STATISTICAL INFORMATION.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------




Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.65%
Other expenses                                                          0.09%
--------------------------------------------------------------------------------

TOTAL                                                                   0.74%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------



$76                                  $237                                 $411                                 $918



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in more than 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.




The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.



Investment decisions for the portfolio are made by the Taxable Fixed-Income Committee of Dreyfus, and no person is primarily responsible for making recommendations to that committee.




The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.



                                                                                    YEAR ENDED DECEMBER 31,

                                                                        1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                    11.50     11.73      11.50      11.81     10.53

 Investment operations:   Investment income -- net                         .62       .67        .73        .66       .68

                          Net realized and unrealized gain (loss)
                          on investments                                  (.61)     (.04)       .32       (.31)     1.42

 Total from investment operations                                          .01       .63       1.05        .35      2.10

 Distributions:           Dividends from investment income -- net         (.62)     (.68)      (.73)      (.66)     (.69)

                          Dividends from net realized gain
                          on investments                                    --      (.18)      (.09)       --      (.13)

 Total distributions                                                      (.62)     (.86)      (.82)      (.66)     (.82)

 Net asset value, end of period                                          10.89     11.50      11.73      11.50     11.81

 Total return (%)                                                          .18      5.49       9.42       3.13     20.42
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                     .74        73        .75        .79       .81

 Ratio of interest expense to average net assets (%)                        --        --        .02         --        --

 Ratio of net investment income to average net assets (%)                 5.66      5.74       6.27       5.86      6.13

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                              --        --         --         --       .04

 Portfolio turnover rate (%)                                            521.51    244.95     374.76     258.36    263.53
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                 135,822   121,461     88,292     60,936    37,447







<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Quality Bond Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income monthly, and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund Quality Bond Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE  Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
120P0500

Dreyfus Variable Investment Fund

Small Cap Portfolio

Investing in stocks of small-cap companies for maximum capital appreciation


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Small Cap Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

In choosing stocks, the portfolio uses a blended approach, investing in growth 2stocks, value stocks or stocks that exhibit characteristics of both. The portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth of future earnings. The portfolio also invests based on economic or political changes and may invest in special situations, such as corporate restructurings, mergers or acquisitions.

The portfolio may invest up to 25% of its assets in common stocks of foreign companies but currently intends to invest no more than 20% of its assets in foreign securities.

The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise. The fund's sector weightings typically approximate those of the Russell 2000 Index.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.


Concepts to understand

SMALL-CAP COMPANIES: these companies tend to grow faster than large-cap companies and typically use profits for expansion rather than to pay dividends. They are more volatile than larger companies and fail more often.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Small companies may present additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics. Other investments, including special situations, anticipate future products, services or events whose delay could cause the stock price to drop.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.


The portfolio's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Foreign securities, while allowing the portfolio to seek attractive opportunities worldwide, also include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

       159.73   71.28  68.31   7.75    29.38   16.60   16.75   -3.44   23.15
90     91      92      93      94      95      96      97      98      99



BEST QUARTER:                    Q3 '91                           +32.09%

WORST QUARTER:                   Q3 '98                           -23.45%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                   Since
                                                                                                                  inception
                                                        1 Year                        5 Years                     (8/31/90)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                               23.15%                        15.93%                        35.65%

RUSSELL 2000 INDEX                                      21.26%                        16.69%                        16.57%




Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES


% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.03%
--------------------------------------------------------------------------------

TOTAL                                                                   0.78%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------



$80                                  $249                                 $433                                 $966




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.




The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.




The portfolio's primary portfolio managers are Hilary R. Woods and Paul Kandel. Ms. Woods and Mr. Kandel have been the portfolio's primary managers since October 1996. Ms. Woods and Mr. Kandel have been employed by Dreyfus since 1987 and 1994, respectively.





The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                                YEAR ENDED DECEMBER 31,

                                                                                  1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             53.91      57.14     52.08      46.13      36.52

 Investment operations:  Investment income -- net                                .04(1)       .04        .07        .10        .16

                         Net realized and unrealized gain (loss) on investments   12.43     (2.21)      8.49       7.53      10.54

 Total from investment operations                                                 12.47     (2.17)      8.56       7.63      10.70

 Distributions:          Dividends from investment income -- net                  (.04)   (.00)(2)     (.07)      (.10)      (.18)

                         Dividends from net realized gain on investments             --     (1.06)    (3.43)     (1.51)      (.91)

                         Dividends in excess of net realized gain on investments     --         --        --      (.07)         --

 Total distributions                                                              (.04)     (1.06)    (3.50)     (1.68)     (1.09)

 Net asset value, end of period                                                   66.34      53.91     57.14      52.08      46.13

 Total return (%)                                                                 23.15     (3.44)     16.75      16.60      29.38
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .78        .77       .78        .79        .83

 Ratio of net investment income to average net assets (%)                           .07        .07       .12        .24        .54

 Portfolio turnover rate (%)                                                      40.60      75.04     79.00      89.10      99.02
 -----------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        1,295,698  1,246,804  1,274,292   960,365    543,281

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Small Cap Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income, and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund  Small Cap Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL

Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
121P0500

Dreyfus Variable Investment Fund

Small Company Stock Portfolio

Investing in stocks of small and midsize companies for investment returns that exceed the total return performance of the Russell 2500(tm) Stock Index


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Small Company Stock Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH


The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(tm) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and midsize domestic companies, whose market values generally range between $500 million and $5 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the Russell 2500. The portfolio may invest in securities in all available domestic trading markets, including initial public offerings and the after-market.


Concepts to understand

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Small and midsize companies carry additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 2500 Index, a widely recognized, unmanaged index of small-cap and mid-cap stock performance. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                       21.77   -5.97   10.60
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                           +16.44%

WORST QUARTER:                   Q3 '98                           -21.84%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                     1 Year                                                        (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                             10.60%                                                        9.11%

RUSSELL 2500                                          24.15%                                                       14.91%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.22%
--------------------------------------------------------------------------------

TOTAL                                                                   0.97%
--------------------------------------------------------------------------------





Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------



$99                                  $309                                 $536                                 $1,190




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT



The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.





The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.





The portfolio's primary portfolio managers are Anthony Galise and James Wadsworth. Mr. Galise has been a portfolio manager of the portfolio since its inception. He has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has managed the portfolio since its inception. In addition to being a portfolio manager with Dreyfus, Mr. Wadsworth has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a senior vice president of Mellon, where he has been employed since 1977.






The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                                 YEAR ENDED DECEMBER 31,

                                                                                     1999          1998        1997        1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                15.09          16.13       13.52        12.50

 Investment operations:  Investment income -- net                                   .04(2)            .04         .05          .05

                         Net realized and unrealized gain (loss) on investments       1.56          (.99)        2.89         1.03

 Total from investment operations                                                     1.60          (.95)        2.94         1.08

 Distributions:          Dividends from investment income -- net                        --          (.04)       (.04)        (.05)

                         Dividends from net realized gain on investments                --          (.05)       (.29)        (.01)

 Total distributions                                                                    --          (.09)       (.33)        (.06)

 Net asset value, end of period                                                      16.69          15.09       16.13        13.52

 Total return (%)                                                                    10.60         (5.97)       21.77      8.73(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                           .97            .98        1.12        .75(3)

 Ratio of net investment income to average net assets (%)                              .24            .26         .53        .39(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                          --             --          --        .19(3)

 Portfolio turnover rate (%)                                                         47.01          45.09       34.48      35.68(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                              32,530         34,857      28,154        8,148

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SMALL COMPANY STOCK PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income and distributes any net capital gains it has realized once a year.

DISTRIBUTIONS WILL BE REINVESTED in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
Small Company Stock Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation




151P0500

Dreyfus Variable Investment Fund

Special Value Portfolio

Investing in stocks of value companies for maximum total return


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Special Value Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio invests primarily in stocks of value companies of any size. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager then reviews these stocks for factors that could signal a rise in price, such as:

(pound)  new products or markets

(pound)  opportunities for greater market share

(pound)  more effective management

(pound)  positive changes in corporate structure or market perception

(pound)  potential for improved earnings

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.


Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.




MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability, and potentially less liquidity.

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio's share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance, and the Wilshire Midcap Value Index, an unmanaged index of midcap stocks that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------



Year-by-year total return AS OF 12/31 EACH YEAR (%)

      10.60   1.07  28.69  -1.56  -0.26   -3.62 23.14   15.69  7.27
90    91      92    93     94     95      96    97      98     99

BEST QUARTER:                    Q4 '98                           +17.23%


WORST QUARTER:                   Q3 '99                           -10.11%
--------------------------------------------------------------------------------





Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                     1 Year                       5 Years                          (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                             7.27%                        8.00%                            8.37%

RUSSELL 1000
VALUE INDEX*                                          7.35%                       23.07%                           18.23%

S&P 500                                              21.03%                       28.54%                           20.49%

WILSHIRE MIDCAP
VALUE INDEX                                          -8.53%                       13.58%                           15.59%

*  THE RUSSELL 1000 VALUE INDEX IS THE PORTFOLIO'S PRIMARY INDEX BECAUSE OF THE
   PORTFOLIO'S AND THE INDEX'S LARGE-CAP VALUE ORIENTATION.



EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------


Fee table


ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.75%
Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   0.86%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
-------------------------------------------------------------------------------------------------------------------------------

$88                                  $274                                 $477                                 $1,061



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Timothy M. Ghriskey. He has been the portfolio's primary manager since January 1, 1997. Mr. Ghriskey has been employed by Dreyfus since July 1995. For more than five years prior thereto, he was vice president and associate managing partner of Loomis, Sayles & Company, L.P.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.





                                                                                            YEAR ENDED DECEMBER 31,

                                                                                 1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value, beginning of period                                            14.93      12.99     10.60      11.70      12.37

 Investment operations:  Investment income -- net                                 .11(1)     .10       .06        .63        .51

                         Net realized and unrealized gain (loss)
                         on investments                                           .95       1.94      2.40      (1.05)      (.54)

 Total from investment operations                                                1.06       2.04      2.46       (.42)      (.03)

 Distributions:          Dividends from investment income -- net                 (.10)      (.10)     (.01)      (.56)      (.64)

                         Dividends in excess of investment income -- net           --         --      (.00)(2)   (.06)        --

                         Dividends from net realized gain on investments         (1.25)       --      (.06)        --         --

                         Paid-in capital                                           --         --        --       (.06)        --

 Total distributions                                                             (1.35)     (.10)     (.07)      (.68)      (.64)

 Net asset value, end of period                                                  14.64     14.93     12.99      10.60      11.70

 Total return (%)                                                                 7.27     15.69     23.14      (3.62)      (.26)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       .86       .83       .99        .93        .94

 Ratio of dividends on securities sold short to average net assets (%)              --        --       .02         --         --

 Ratio of net investment income to average net assets (%)                          .70       .67       .38       4.12       3.56

 Portfolio turnover rate (%)                                                    171.41    252.24    188.57     124.19      53.88
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          57,099    63,264    52,981     21,101     25,272

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.






<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Special Value Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund
Special Value Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
118P0500

Dreyfus Variable Investment Fund

Zero Coupon 2000 Portfolio

Investing in zero coupon securities

for as high an investment return as is

consistent with the preservation of capital


PROSPECTUS May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Variable Investment Fund

                    Zero Coupon 2000 Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks as high an investment return as is consistent with the preservation of capital. To pursue this goal, the portfolio invests primarily in debt obligations issued by the U.S. government and its agencies and instrumentalities that have been stripped of their unmatured interest coupons, and interest coupons that have been stripped from these debt obligations ("stripped securities").

The portfolio may invest in other zero coupon securities issued by state and local governments and their agencies, and in investment grade zero coupon securities issued by domestic corporations.

The portfolio will invest at least 65% of its assets in zero coupon securities which will mature on or about December 31, 2000. On that date, the portfolio will be liquidated. Prior to December 31, 2000, you will be informed of the liquidation of the portfolio and will have an opportunity to exchange your investment for another portfolio of Dreyfus Variable Investment Fund. If the portfolio has not received your instructions before the liquidation date, your investment will be invested automatically in the Money Market Portfolio.



Concepts to understand

STRIPPED SECURITIES: a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity. Stripped securities are issued and trade at a discount from the face amount. The discount varies depending on the time to maturity, prevailing interest rates and the perceived credit quality of the issuer. Investors who hold stripped securities until maturity know the total amount of their return at the time of investment.

MAIN RISKS

Prices of stripped securities tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in the prices of such securities, and therefore in the portfolio's share price as well. As a result, the value of a shareholder's investment in the portfolio will fluctuate and shareholders could lose money by investing in the portfolio.

The portfolio may be subject to greater fluctuations in response to changing interest rates than would a fund investing in debt obligations of comparable maturities paying interest periodically. Because of the price volatility of stripped securities prior to maturity, the portfolio may not be appropriate for investors who have a current need for income from the investment or wish to liquidate their investment prior to December 31, 2000.

The portfolio may purchase interest-bearing U.S. government securities and other money market securities to provide income to pay the portfolio's expenses and to meet redemption requests. If this income is insufficient, the portfolio may have to sell certain stripped securities at times or prices that might be disadvantageous.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some of its assets in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The Portfolio



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Merrill Lynch U.S. Treasury Coupon 1-Year Strips Index, an unmanaged zero coupon index with constant maturity and duration. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


       20.08   8.87    15.19   -3.91   17.95   2.59    7.01    7.27    2.69
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q3 '91                            +8.54%

WORST QUARTER:                   Q1 '92                            -3.77%
--------------------------------------------------------------------------------




Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                     1 Year                       5 Years                          (8/31/90)
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                            2.69%                        7.36%                              8.83%

MERRILL LYNCH
U.S. TREASURY COUPON
1-YEAR STRIPS INDEX                                   4.34%                        6.18%                             6.05%





Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.


--------------------------------------------------------------------------------


Fee table
ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                                                         0.45%
Other expenses                                                          0.19%
--------------------------------------------------------------------------------

TOTAL                                                                   0.64%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$65                                  $205                                 $357                                 $798



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.









<PAGE 2>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.45% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.




The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.




The portfolio's primary portfolio manager is Gerald E. Thunelius. He has been the portfolio's primary portfolio manager since March 1997 and a portfolio manager of the portfolio since June 1994. He has been employed by Dreyfus since September 1989.




The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.



                                                                                           YEAR ENDED DECEMBER 31,

                                                                                  1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             12.50      12.30     12.29      12.70      11.39

 Investment operations:  Investment income -- net                                   .66        .67       .69        .68        .69

                         Net realized and unrealized gain (loss) on investments   (.33)        .20       .14      (.36)       1.31

 Total from investment operations                                                   .33        .87       .83        .32       2.00

 Distributions:          Dividends from investment income -- net                  (.66)      (.67)     (.69)      (.68)      (.69)

                         Dividends from net realized gain on investments             --         --     (.13)      (.05)         --

 Total distributions                                                              (.66)      (.67)     (.82)      (.73)      (.69)

 Net asset value, end of period                                                   12.17      12.50     12.30      12.29      12.70

 Total return (%)                                                                  2.69       7.27      7.01       2.59      17.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .64        .59       .61        .66        .68

 Ratio of net investment income to average net assets (%)                          5.32       5.41      5.65       5.54       5.73

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                       --         --        --         --        .03

 Portfolio turnover rate (%)                                                      57.23      84.71    200.54      98.28      49.43
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           37,663     38,528    35,106     31,796     22,291







<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Zero Coupon 2000 Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income monthly, and distributes any net capital gains that it has realized once a year

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Variable Investment Fund  Zero Coupon 2000 Portfolio
-------------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain portfolio documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
119P0500

------------------------------------------------------------------------------

                        DREYFUS VARIABLE INVESTMENT FUND


                               BALANCED PORTFOLIO
                             APPRECIATION PORTFOLIO
                           DISCIPLINED STOCK PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                          INTERNATIONAL VALUE PORTFOLIO
                       LIMITED TERM HIGH INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                             QUALITY BOND PORTFOLIO
                               SMALL CAP PORTFOLIO
                          SMALL COMPANY STOCK PORTFOLIO
                             SPECIAL VALUE PORTFOLIO
                           ZERO COUPON 2000 PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000
------------------------------------------------------------------------------

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Balanced, Appreciation (formerly, Capital Appreciation Portfolio), Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Money Market, Quality Bond, Small Cap, Small Company Stock, Special Value and Zero Coupon 2000 Portfolios, each dated May 1, 2000 (each, a "Portfolio," and collectively, the "Portfolios") of Dreyfus Variable Investment Fund (the "Fund"), dated May 1, 2000, as each may be revised from time to time. To obtain a copy of the relevant Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611 or 516-338-3300.


      Shares of the Portfolios are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts and variable life insurance policies (collectively, "Policies").

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                          Page


Description of the Fund and Portfolios....................................B-3
Management of the Fund....................................................B-36
Management Arrangements...................................................B-43
How to Buy Shares.........................................................B-50
How to Redeem Shares......................................................B-51
Determination of Net Asset Value..........................................B-52
Dividends, Distributions and Taxes........................................B-54
Portfolio Transactions....................................................B-57
Yield and Performance Information.........................................B-60
Information About the Fund................................................B-64
Counsel and Independent Auditors..........................................B-66
Year 2000 Issues..........................................................B-65
Appendix..................................................................B-67

                    DESCRIPTION OF THE FUND AND PORTFOLIOS


     The Fund is a Massachusetts business trust that commenced operations on August 31, 1990. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each of the Balanced, Appreciation, Disciplined Stock, International Value, Limited Term High Income, Money Market, Quality Bond, Small Cap, Small Company Stock, Special Value and Zero Coupon 2000 Portfolios is a diversified fund, which means that, with respect to 75% of the Portfolio's total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issue. Each of the Growth and Income and International Equity Portfolios is a non-diversified fund, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

     The Dreyfus Corporation (the "Manager") serves as each Portfolio's investment adviser. The Manager has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the sub-investment adviser of the Appreciation Portfolio. Sarofim provides day-to-day management of the Fund's investments, subject to the supervision of the Manager.

     Dreyfus Service Corporation ("Distributor") is the distributor of each Portfolio's shares.


Certain Portfolio Securities

     The following information supplements and should be read in conjunction with each Portfolio's Prospectus.

     Depositary Receipts. (Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Special Value and Small Company Stock Portfolios) Each of these Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.


     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


     Foreign Government Obligations; Securities of Supranational Entities. (All Portfolios) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager (and, if applicable, the Portfolio's sub-investment adviser) to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Investment  Companies.  (Balanced,  Special  Value and Small  Company Stock
Portfolios) Each of these Portfolios may invest in securities issued by investment companies. Under the 1940 Act, the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

     Money Market Instruments. (All Portfolios) Each Portfolio may invest in the following types of Money Market Instruments.

U.S. Government Securities--Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Portfolio's share price is guaranteed.


Repurchase Agreements--Each Portfolio may enter into repurchase agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Portfolio's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio may enter into repurchase agreements with certain banks or non-bank dealers. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.


Bank Obligations--Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Commercial Paper--Each Portfolio may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Participation Interests--Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager (and, if applicable, the Portfolio's sub-investment adviser) must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

     Convertible Securities. (Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Special Value, Small Cap and Small Company Stock Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Warrants. (Balanced, Appreciation, Growth and Income, International Equity, International Value, Special Value, Small Cap and Small Company Stock Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Portfolio may invest up to 5% (2% in the case of the Appreciation, Small Cap and Special Value Portfolios) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities. Included in such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange.


     Municipal Obligations. (Quality Bond, Limited Term High Income and Growth and Income Portfolios) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest. Certain Municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal obligation and purchased and sold separately. The Portfolio also may acquire call options on specific Municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related Municipal obligation redeeming, or other holder of the call option from calling away, the Municipal obligation before maturity.

     While, in general, the Municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-Municipal obligations of similar quality, certain Municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from Municipal obligations generally will be subject to Federal income tax. The Portfolio may invest in Municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. The Portfolio currently intends to invest no more than 25% of its assets in Municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     Mortgage-Related Securities. (Balanced, Growth and Income, Limited Term High Income and Quality Bond Portfolios) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. See "Investment Considerations and Risks" below.

Residential Mortgage-Related Securities--A Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities--A Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized    Mortgage    Obligations    ("CMOs")    and    Multi-Class
Pass-Through-Securities--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities--A Portfolio also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Real Estate Investment Trusts--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

      REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Adjustable-Rate Mortgage Loans ("ARMs")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      Asset-Backed Securities. (Limited Term High Income, and, to a limited extent, Money Market Portfolios) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. A Portfolio may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      The asset-backed securities in which the Money Market Portfolio may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      U.S. Treasury Securities. (Quality Bond and Zero Coupon 2000 Portfolios) U.S. Treasury securities include Treasury Inflation-Protection Securities ("TIPS"), which are newly created securities issued by the U.S. Treasury designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

      In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

      Stripped Treasury Securities. (Zero Coupon 2000 Portfolio and, to a limited extent, all other Portfolios) Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons.

      Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.

      Stripped Treasury Securities will include one or more of the following types of securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons, (b) coupons which have been stripped from U.S. Treasury bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or "Coupon Under Book-Entry Safekeeping" ("CUBES"), and (c) receipts or certificates for stripped U.S. Treasury debt obligations evidencing ownership of future interest or principal payments on U.S. Treasury notes or bonds which are direct obligations of the United States. The receipts or certificates must be issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury obligation (which may be held by it either in physical or in book-entry form). The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. Investment banks also may strip U.S. Treasury securities and sell them under proprietary names. Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the Securities and Exchange Commission as U.S. Government securities for purposes of the 1940 Act. CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

      By agreement, the underlying debt obligations will be held separate from the general assets of the custodian and nominal holder of such securities, and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

      Publicly filed documents state that counsel to the underwriters of certificates or other evidences of ownership of U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities, which are payable in full at their stated maturity amount and are not subject to redemption prior to maturity.

      Stripped Corporate Securities. (Growth and Income, International Equity, Limited Term High Income, Special Value, Quality Bond and Zero Coupon 2000 Portfolios) Stripped Corporate Securities consist of corporate debt obligations issued by domestic corporations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped Corporate Securities purchased by the Limited Term High Income, Special Value, Growth and Income, International Equity or Quality Bond Portfolios will bear ratings comparable to non-stripped corporate obligations that may be purchased by such Portfolio. Stripped Corporate Securities purchased by the Zero Coupon 2000 Portfolio will be rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"). With respect to other features of Stripped Corporate Securities, such as sales at deep discounts, see "Stripped Treasury Securities" above and "Investment Considerations and Risks--Special Considerations Relating to Stripped Securities" below.

      Illiquid Securities. (All Portfolios) Each Portfolio may invest up to 15% (10% with respect to the Money Market Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-backed securities and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Investment Techniques

      The following information supplements and should be read in conjunction with each Portfolio's Prospectus.

      Foreign Currency Transactions. (Appreciation, Growth and Income, International Equity, International Value, Limited Term High Income, Small Company Stock and Special Value Portfolios) Each of these Portfolios may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


      Foreign currency transactions may involve, for example, a Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. A Portfolio's success in these transactions will depend principally on the ability of the Manager (and, where applicable, the Portfolio's sub-investment adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


      Borrowing Money. (All Portfolios) Each Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Portfolio, other than the Growth and Income, Limited Term High Income and Special Value Portfolios, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Money borrowed will be subject to interest costs. While such borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments. In addition, the Balanced, Money Market and Small Company Stock Portfolios may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

      Leverage. (Growth and Income, Limited Term High Income, Special Value and, to a limited extent, Balanced, Money Market and Small Company Stock Portfolios) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Portfolio's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Portfolio to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


      Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will segregate custodial permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. Except for these transactions, borrowings by the Growth and Income and Limited Term High Income Portfolios generally will be unsecured. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Portfolio's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

      Short-Selling. (Growth and Income, Limited Term High Income, Special Value and, to a limited extent, Small Cap Portfolios) In these transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

      Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not make a short sale which results in the Portfolio having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

      The Growth and Income, Limited Term High Income and Special Value Portfolios also may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. At no time will more than 15% of the value of the Portfolio's net assets be in deposits on short sales against the box.


      Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) segregate permissible liquid assets at such a level that the amount segregated, plus the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

      Lending Portfolio Securities. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (20% with respect to the Special Value and Zero Coupon 2000 Portfolios and 10% with respect to the Appreciation, Quality Bond and Small Cap Portfolios) of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


      Derivatives. (Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Quality Bond, Small Company Stock, Special Value and Zero Coupon 2000 Portfolios) Each of these Portfolios may invest in, or enter into, derivatives, such as options and futures (except in the case of the Quality Bond Portfolio) and, in the case of the Growth and Income and Quality Bond Portfolios, mortgage-related securities, and, in the case of the Limited Term High Income Portfolio, mortgage-related securities, asset-backed securities and swaps, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

      If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

      Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or, if applicable, the Portfolio's sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions-In General--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Small Company Stock, Special Value and Zero Coupon 2000 Portfolios) Each of these Portfolios may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


      Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.


      Successful use of futures by a Portfolio also is subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.


      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

Specific Futures Transactions--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Small Company Stock and Special Value Portfolios may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      The Growth and Income, International Equity, International Value, Limited Term High Income, Small Company Stock and Special Value Portfolios may purchase and sell currency futures. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

      The Growth and Income, International Equity, International Value, Limited Term High Income, Special Value and Zero Coupon 2000 Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

      Successful use by a Portfolio of futures contracts will be subject to the ability of the Manager (or, if applicable the Portfolio's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Portfolio may incur losses.

Interest Rate Swaps--(Limited Term High Income Portfolio) Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

Credit Derivatives--(Limited Term High Income Portfolio) The Portfolio may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Portfolio. The Portfolio's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Options-In General--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Small Company Stock, Special Value and Zero Coupon 2000 Portfolios) Each of these Portfolios may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.


      A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Small Company Stock and Special Value Portfolios may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      Each of the Growth and Income, International Equity, Limited Term High Income, Small Company Stock and Special Value Portfolios may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      Each of the Disciplined Stock, Growth and Income, International Equity, Small Company Stock and Special Value Portfolios may purchase cash-settled options on equity index swaps and the Limited Term High Income Portfolio may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by a Portfolio of options will be subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Portfolio may incur losses.

      Future Developments. (All Portfolios) A Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment on behalf of a Portfolio, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

      Forward Commitments. (All Portfolios) Each Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Portfolio intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

      Portfolio Maturity. (Limited Term High Income Portfolio) Under normal market conditions, the average effective portfolio maturity for the Limited Term High Income Portfolio is expected to be four years or less. For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

Investment Considerations and Risks

      Equity Securities. (Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Small Cap, Small Company Stock and Special Value Portfolios) - Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

      Fixed Income Securities. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

      The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Growth and Income, International Equity, Limited Term High Income, Quality Bond and Special Value Portfolios, such as those rated Baa or lower by Moody's and BBB or lower by S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff" and together with S&P, Moody's and Fitch, the "Rating Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

      Mortgage-Related Securities. (Growth and Income, Limited Term High Income and Quality Bond Portfolios) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

      Special Considerations Relating to Stripped Securities. (Zero Coupon 2000 Portfolio and, to a limited extent, all other Portfolios) A Stripped Security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. The discount from face value at which Stripped Securities are purchased varies depending on the time remaining until maturity, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. Because the discount from face value is known at the time of investment, investors holding Stripped Securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investment's total return is uncertain even for investors holding the securities to their maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With Stripped Securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the Stripped Securities to maturity.

      Stripped Securities can be sold prior to their due date in the secondary market at their then prevailing market value, which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer, which may be more or less than the securities' value. The market prices of Stripped Securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do other debt obligations having similar maturities and credit quality characteristics. As a result, the net asset value of shares of the Zero Coupon 2000 Portfolio may fluctuate over a greater range than shares of other mutual funds that invest in obligations of the U.S. Government or corporations having similar maturities but that make current distributions of interest.

      As an open-end investment company, the Zero Coupon 2000 Portfolio will be issuing new shares and will be required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of Stripped Securities prior to maturity, a shareholder who redeems shares may realize an amount that is less or greater than the entire amount initially invested. Accordingly, the Zero Coupon 2000 Portfolio may not be appropriate for investors that expect to have a current need for income from the investment or wish to liquidate their investment prior to December 31, 2000.

      Each year the Zero Coupon 2000 Portfolio will be required to accrue an increasing amount of income on its Stripped Securities. To maintain its tax status as a regulated investment company and to avoid impositions of excise taxes, however, the Zero Coupon 2000 Portfolio and any other Portfolio that invests in Stripped Securities will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income, derived from its Stripped Securities for which it receives no payments in cash prior to their maturity.

      The Portfolio cannot assure that it will be able to achieve a certain level of return due to the possible necessity of having to sell certain Stripped Securities to pay expenses or dividends or to meet redemptions at times and at prices that might be disadvantageous, or, alternatively, to invest assets received from new purchases at prevailing interest rates, which would expose the Portfolio to reinvestment risk. In addition, no assurance can be given as to the liquidity of the market for certain of these securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Fund's Board. In accordance with such guidelines, the Manager will monitor the Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.

      Lower Rated Securities. (Growth and Income, Limited Term High Income, Quality Bond, Special Value and, to a limited extent, Small Cap Portfolios) The Limited Term High Income Portfolio invests primarily, and each other such Portfolio may invest a portion of its assets in higher yielding (and, therefore, higher risk) debt securities (convertible debt securities with respect to the Growth and Income Portfolio) such as those rated Ba by Moody's or BB by S&P, Fitch or Duff, or as low as those rated B by a Rating Agency in the case of the Quality Bond Portfolio, or as low as those rated Caa by Moody's or CCC by S&P, Fitch or Duff in the case of the Growth and Income Portfolio, or as low as the lowest rating assigned by a Rating Agency in the case of the Limited Term High Income, Small Cap and Special Value Portfolios. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet such Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. It is likely that any economic recession would disrupt severely the market for such securities and have an adverse impact on the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon, which would increase the incidence of default for such securities.

      The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Manager (or, if applicable, the Portfolio's sub-investment adviser) will review carefully the credit and other characteristics pertinent to such new issues.

      The ratings of the Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.


      With respect to Limited Term High Income, the average distribution of investments of the Portfolio in corporate bonds (excluding convertible preferred stocks and convertible bonds) by ratings for the fiscal year ended December 31, 1999, calculated monthly on a dollar weighted basis, was as follows:


                            Limited Term High Income

               Moody's   or   S&P, Fitch or Duff Percentage


                  Aaa                AAA              3.0%
                  Baa                BBB              1.3%
                  Ba                  BB             18.9%
                   B                  B              57.4%
                  Caa                CCC              7.4%
                  Ca                  CC              1.0%
                  NR                  NR             2.9%*
                                                     ____
                                                    91.9%**

_______________________

* These unrated securities have been determined by the Manager to be of comparable quality to securities rated as follows: BBB (.2%), B (.7%) and CCC (2.0%).

** The Portfolio also owns preferred stocks rated BB (1.4%), preferred stocks rated CCC (1.3%), convertible bonds rated A (.8%) and convertible bonds rated B (5.3%) or cash equivalents.



      The credit risk factors pertaining to lower rated securities also apply to lower rated Stripped Corporate Securities in which each Portfolio other than the Quality Bond Portfolio may invest and pay-in-kind bonds in which each Portfolio may invest up to 5% of its total assets. Stripped Corporate Securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches.

      The market prices of Stripped Corporate Securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Such Stripped Corporate Securities, pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the relevant Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."

      Foreign Securities. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      The percentage of a Portfolio's assets which may be invested in foreign securities as noted above is not a fundamental policy and may be changed at any time without shareholder approval.


      Foreign Currency Transactions. (Appreciation, Growth and Income, International Equity, International Value, Limited Term High Income, Small Cap, Small Company Stock and Special Value Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


      Bank Securities. (Money Market Portfolio) To the extent the Money Market Portfolio's investments are concentrated in the banking industry, the Portfolio will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Portfolio's shares could be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

      Municipal Lease/Purchase Obligations. (Growth and Income, Limited Term High Income and Quality Bond Portfolios) Certain municipal lease/purchase obligations in which the Portfolio may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.


      Portfolio Turnover. (All Portfolios) No Portfolio will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rates are anticipated to exceed 100% for the Limited Term High Income, Small Cap and Special Value Portfolios, to be less than 100% for the Balanced (for both common stock and bond portions of its portfolio), Disciplined Stock and Small Company Stock Portfolios, to be less than 150% for the International Equity, International Value and Zero Coupon 2000 Portfolios and to be less than 300% for the Growth and Income and Quality Bond Portfolios. Because the Appreciation Portfolio invests for long-term growth rather than short-term profits, its annual portfolio turnover rate is not expected to exceed 15% and will exceed 25% only in the event of extraordinary market conditions. Nevertheless, securities transactions for the Appreciation Portfolio will be based only upon investment considerations and will not be limited to other considerations when Sarofim deems it appropriate to make changes in the Portfolio's portfolio securities. A turnover rate of 100% is equivalent to the Portfolio buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions and transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The Money Market Portfolio may have a high portfolio turnover, but that should not adversely affect the Portfolio since it (as is the case for the Quality Bond and Zero Coupon 2000 Portfolios) usually does not pay brokerage commissions when it purchases short-term debt obligations.


      State Insurance Regulation. (All Portfolios) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of future contracts and short sales of securities, among other techniques. If applied to a Portfolio, the Portfolio may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Portfolio operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

      Simultaneous Investments. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies managed by the Manager (and, where applicable, the Portfolio's sub-investment adviser). If, however, such other Portfolios or investment companies desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

Investment Restrictions

      Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the Portfolios have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


      Appreciation, Money Market, Quality Bond, Small Cap, Special Value and Zero Coupon 2000 Portfolios. Each of these Portfolios (except as noted below) has adopted investment restrictions numbered 1 through 14 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 15 and 16 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. With respect to the Appreciation Portfolio, investment restrictions numbered 2 and 3, 10 through 12 and 14 are not fundamental policies and may be changed, as to that Portfolio, by a vote of a majority of the Fund's Board members at any time. Except where otherwise expressly stated, none of these Portfolios may:


            1. Borrow money, except, with respect to each Portfolio other than the Money Market Portfolio, to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets); the Money Market Portfolio may borrow money only (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Prospectus. While borrowings under (i) above exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments.

            2. Sell securities short or purchase securities on margin, except that the Small Cap and Special Value Portfolios may engage in short sales and each Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

            3. Purchase or write puts and calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

            4.    Act as an underwriter of securities of other issuers.

            5. Purchase or sell real estate or real estate investment trust securities, but each Series may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

            6. Invest in commodities, except that the Appreciation, Special Value and Zero Coupon 2000 Portfolios may invest in futures contracts, including those related to indices, and options on futures contracts or indices, and commodities underlying or related to any such futures contracts as well as invest in forward contracts and currency options.

            7. Lend any funds or other assets, except through the purchase of bonds, debentures or other debt securities, or the purchase of bankers' acceptances, commercial paper of corporations, and repurchase agreements. However, each Portfolio may lend its portfolio securities to the extent set forth in the Prospectus. Any portfolio securities will be loaned according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

            8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

            9. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of such Portfolio's total assets.

            10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.


            11. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or the officers or Directors of the Manager (and, with respect to the Appreciation Portfolio, the officers or Directors of Sarofim) individually own beneficially more than 1/2% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.


            12. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

            13. Invest, except in the case of the Money Market Portfolio, more than 25% of its total assets in the securities of issuers in any single industry; provided that for temporary defensive purposes, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Portfolio may not invest less than 25% of its assets in obligations issued by banks under normal market conditions.


            14. Purchase warrants, except each of the Appreciation, Small Cap and Special Value Portfolios may purchase warrants not to exceed 2% of its respective net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units or attached to securities shall not be included within this 2% restriction.

            15. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings. The Appreciation, Small Cap, Special Value and Zero Coupon 2000 Portfolios' entry into collateral arrangements with respect to options, currency options, futures contracts, including those related to indices, and options on futures contracts or indices and arrangements with respect to initial or variation margin for futures contracts or options will not be deemed to be pledges of such Portfolio's assets.


            16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% (10% with respect to the Money Market Portfolio) of the value of the Portfolio's net assets would be so invested.

                                    * * *

      Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income and Small Company Stock Portfolios. Each of these Portfolios has adopted investment restrictions numbered 1 through 8 as fundamental policies, and each of the Balanced, Disciplined Stock, International Value, Limited Term High Income and Small Company Stock Portfolios has adopted investment restrictions numbered 16 and 17 as additional fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively effect the restrictions with respect to an existing Portfolio, will not require approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding shares. Investment restrictions numbered 9 through 15 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. None of these Portfolios may:

            1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

            4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

            5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

            6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

            7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 11 and 12 may be deemed to give rise to a senior security.

            8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

            10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

            11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

            13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

            14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

            15. Purchase warrants in excess of 5% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by a Portfolio in units or attached to securities shall not be included within this restriction.

      The following investment restrictions numbered 16 and 17 apply only to the Balanced, Disciplined Stock, International Value, Limited Term High Income and Small Company Stock Portfolios. None of these Portfolios may:

            16. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

            17. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Portfolio's total assets.

                                    * * *

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

      In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. In addition, each Portfolio, except the Growth and Income and International Equity Portfolios, has agreed not to invest more than 10% of its total assets in the obligations of any one issuer (excluding U.S. Government securities) and to purchase no more than 10% of an issuer's outstanding securities. As non-fundamental policies, these policies may be changed by vote of a majority of the Board members at any time.


                             MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


       The Dreyfus Corporation...........  Investment Adviser
      Fayez Sarofim & Co................   Sub-Investment Adviser for the
                                           Appreciation Portfolio
      Dreyfus Service Corporation.......   Distributor
      Dreyfus Transfer, Inc.............   Transfer Agent
      The Bank of New York..............   Custodian for the International
                                           Equity, International Value, Money
                                           Market and Special Value Portfolios
      Mellon Bank, N.A..................   Custodian for the Balanced,
                                           Appreciation, Disciplined Stock,
                                           Growth and Income, Limited Term
                                           High Income, Quality Bond, Small
                                           Cap, Small Company Stock and Zero
                                           Coupon 2000 Portfolios


     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He is also a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies and QUIKCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless, and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID P. FELDMAN, Board Member. A director of several mutual funds in the 59
      Wall Street Mutual Funds Group and The Jeffrey Company, a private investment company. He was employed by AT&T Investment Management Corporation, from July 1961 until his retirement in May 1997, most recently serving as Chairman and Chief Executive Officer. He is 60 years old and his address is 466 Lexington Avenue, New York, New York 10017.

JOHN M. FRASER, JR., Board Member. Retired president of Fraser Associates, a service company. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 78 years old and his address is 133 East 64th Street, New York, New York 10021.

ROBERT R. GLAUBER, Board Member.  Adjunct Lecturer, Center for Business and
      Government at the John F. Kennedy School of Government, Harvard University since January 1992. Mr. Glauber was Under Secretary of the Treasury for Finance at the U.S. Treasury Department from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is chairman of Measurisk.com, an Internet provider of a risk measurement to institutional investors, and is also a director of The Dun & Bradstreet Corp., XL Capital, Ltd., a Bermuda-based insurance company, National Association of Securities Dealers, Inc., NASD Regulation, Inc. and the Federal Reserve Bank of Boston. He is 61 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.

JAMES F. HENRY, Board Member. President of the CPR Institute for Dispute
      Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation. He was a partner of the law firm of Lovejoy, Wasson & Ashton from January 1977 to September 1979. He was President and a director of the Edna McConnell Clark Foundation, a philanthropic organization, from September 1971 to December 1976. He is 69 years old and his address is c/o CPR Institute for Dispute Resolution, 366 Madison Avenue, New York, New York 10017.

ROSALIND GERSTEN JACOBS, Board Member. Merchandise and marketing consultant.
      From 1977 to 1998 director of Merchandise and Marketing for Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was a Vice President of Macy's, New York. She is 74 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.

DR. PAUL A. MARKS, Board Member.  President-Emeritus of Memorial
      Sloan-Kettering Cancer Center. From 1980 to 1999, Dr. Marks was President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center. He is also a director emeritus of Pfizer, Inc., a pharmaceutical company, where he served as a director from 1978 to 1996; and a director of Tularik, Inc., a biotechnology company. He was Vice President for Health Sciences and Director of the Cancer Center at Columbia University from 1973 to 1980; Professor of Medicine and of Human Genetics and Development at Columbia University from 1968 to 1982. He was a director of Life Technologies, Inc., a life science company producing products for cell and molecular biology and microbiology, from 1986 to 1996 and a director of Genos, Inc., a genomics company from 1996 to 1999. He is 73 years old and his address is c/o Memorial Sloan-Kettering Cancer Center, 1275 York Avenue, New York, New York 10021.

DR. MARTIN PERETZ, Board Member. Editor-in-Chief of The New Republic magazine and a lecturer in Social Studies at Harvard University, where he has been a member of the faculty since 1965. He is a trustee of the Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education. Dr. Peretz is a Co-Chairman of TheStreet.com, a financial daily on the Web. He is a director of the Electronic Newstand, a distributor of magazines on the Web and Digital Learning Group, LLC, an online publisher of college textbooks. He was a director of Bank Leumi Trust Company of New York and Carmel Container Corporation from 1988 to 1991, and LeukoSite Inc., a biopharmaceutical company, from 1993 to 1999. He is 60 years old and his address is c/o The New Republic, 1220 19th Street, N.W., Washington, D.C. 20036.

BERT W. WASSERMAN, Board Member. Financial Consultant. He is also a director of Malibu Entertainment International, Inc., the Lillian Vernon Corporation and Winstar Communications, Inc. From January 1990 to March 1995, Executive Vice President and Chief Financial Officer, and, from January 1990 to March 1993, a director of Time Warner Inc. From 1981 to 1990, he was a member of the office of the President and a director of Warner Communications, Inc. He is 67 years old and his address is 126 East 56th Street, Suite 12 North, New York, New York 10022-3613.

      The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1999, were as follows:

                                                        Total Compensation
                                                        From Fund and Fund
Name of Board Member     Aggregate Compensation         Complex Paid to Board
                              From Fund**               Member



Joseph S. DiMartino           $5,000                    $642,177 (189)
David P. Feldman              $4,000                    $118,875 (56)
John M. Fraser, Jr.           $4,000                    $ 78,000 (41)
Robert R. Glauber             $3,750                    $ 94,250 (43)
James F. Henry                $3,750                    $ 53,750 (28)
Rosalind Gersten Jacobs       $4,000                    $ 92,250 (44)
Irving Kristol+               $3,750                    $ 50,250 (28)
Dr. Paul A. Marks             $4,000                    $ 53,750 (28)
Dr. Martin Peretz             $4,000                    $ 54,500 (28)
Bert W. Wasserman             $3,750                    $ 53,750 (28)


 ---------------------------

* Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.

** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $7,633 for all Board members as a group.

+    Board member Emeritus since January 22, 2000.




Officers of the Fund


STEPHEN E. CANTER, President.  President, Chief Operating Officer, Chief
      Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N. JACOBS, Vice President.  Vice President, Secretary and General
      Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

MICHAEL A. ROSENBERG, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

STEVEN F. NEWMAN, Assistant Secretary.  Associate General Counsel and
      Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

ROBERT R. MULLERY, Assistant Secretary.  Assistant General Counsel of the
      Manager, and an officer of other investment companies advised and administered by the Manager. He is 48 years old.

MICHAEL CONDON, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

WILLIAM MCDOWELL, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
      Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

JAMES WINDELS, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.

      The Fund's Board members and officers, as a group, owned less than 1% of each Portfolio's shares outstanding on April 17, 2000.

      The following shareholders are known by the Fund to own of record 5% or more of the indicated Portfolio's shares outstanding on April 17, 2000:




Shareholder                    Portfolio                 Percentage of Shares


Transamerica Occidental Life   Balanced                           75.03%
  Insurance Company            Appreciation                       31.46%
Separate Account VA-2L         Disciplined Stock                  58.86%
Accounting Department          Growth and Income                  45.70%
P.O. Box 33849                 International Equity               82.50%
Charlotte, NC 28233-3849       International Value                74.59%
                               Limited Term High Income           84.21%
                               Money Market                       70.45%
                               Quality Bond                       53.04%
                               Small Cap                          12.33%
                               Small Company Stock                61.20%
                               Special Value                      68.90%
                               Zero Coupon 2000                   49.48%


First Transamerica Life        Balanced                           24.97%
  Insurance Company            Appreciation                       10.38%
Separate Account VA - 2LNY     Disciplined Stock                  28.14%
Accounting Department          Growth and Income                  13.20%
P.O.  Box 33849                International Equity               16.75%
Charlotte, NC 28233-3849       International Value                17.82%
                               Limited Term High Income           15.79%
                               Money Market                       25.22%
                               Quality Bond                       14.60%
                               Small Company Stock                19.17%
                               Special Value                      30.90%
                               Zero Coupon 2000                   23.44%

Nationwide Life Insurance      Appreciation                       17.19%
   Nationwide NWVA-II          Growth and Income                  21.27%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Nationwide Life Insurance      Small Cap                           6.46%
   Nationwide Multi - Felix
(NEA)
CO - 48 c/o IPO Portfolio
Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Nationwide Life Insurance      Appreciation                       16.26%
NWVA - 9
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029


Conseco Variable               International Value                 6.99
Insurance Co.
Attn:  Carla Higgs
Dept. Separate A/C
11825 N. Pennsylvania Street
Carmel, IN 46032-4555

Provident Mutual Life &        Zero Coupon 2000                   23.80%
   Annuity Company of America
P.O. Box 1717
Valley Forge, PA
19482-1717

Traverlers Fund U.             Appreciation                        7.73%
5 MS Bob Iagrossi              Small Cap                           5.03%
Tower Square
Hartford, CT 06182

VALIC Separate Account A       Small Cap                          58.38%
Division 18
2929 Allen Parkway L7-01
Houston, Texas
77019-2197

Lincoln National Life          Small Cap                          5.78%
Insurance
Mutual Fund Accounting - 4C-01
1300, S Clinton Street
Fort Wayne, IN 46802-3506

PLF Life                       Disciplined Stock                  7.90%
Variable Annuity
Acct. A
4333 Edgewood Road NE
Cedar Rapids, IA 52499

American General Life          Quality Bond                      14.46%
Ins. Co.
Signature II A
C/O Variable Product
A/C 5 - 36
P.O. Box 1591
Houston, TX 77251-1591


      A shareholder that beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of the Fund.


                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

      The Manager provides advisory services pursuant to an Investment Advisory Agreement (the "Agreement") between the Fund and the Manager. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark
N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President - Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

      With respect to the Appreciation Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the "Sarofim Sub-Advisory Agreement") with Fayez Sarofim & Co. As to such Portfolio, the Sarofim Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Sarofim, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sarofim Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Sarofim. The Sarofim Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      The following persons are officers and/or directors of Sarofim:  Fayez
S. Sarofim, Chairman of the Board, President and a director; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, Russell B. Hawkins, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; and Nancy V. Daniel and James A. Reynolds, III, Vice Presidents.


      The Manager manages the Fund's portfolios of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. With respect to the Appreciation Portfolio, Sarofim provides day-to-day management of such Portfolio's portfolio of investments, subject to the supervision of the Manager and the Fund's Board. The Portfolio's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Portfolio's portfolio managers are:


Portfolio                                Portfolio Manager

Balanced                                 Laurie Carroll
                                         Ron Gala


Appreciation                             Fayez S. Sarofim
                                         Russell B. Hawkins
                                         Catherine P. Crain

Disciplined Stock                        Bert Mullins

Growth and Income                        Timothy Ghriskey
                                         Douglas D. Ramos

International Equity                     Douglas A. Loeffler

International Value                      Sandor Cseh


Limited Term High Income                 Dominick DeAlto (QB only)
Quality Bond                             Michael Hoeh
Zero Coupon 2000                         Roger King
                                         John Koeber
                                         C. Matthew Olson
                                         Gerald E. Thunelius


Money Market                             Bernard W. Kiernan, Jr.
                                         Patricia A. Larkin
                                         Thomas Riordan

Small Cap                                Hilary R. Woods
                                         Paul Kandel

Small Company Stock                      Anthony J. Galise
                                         James Wadsworth

Special Value                            Timothy M. Ghriskey
                                         Douglas D. Ramos

      The Manager and Sarofim maintain research departments with professional portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager or Sarofim. All purchases and sales of each Portfolio are reported for the Board's review at the meeting subsequent to such transactions.


      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Portfolio. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      The Manager's Code of Ethics (the "Code") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code preclearance and disclosure procedures and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager , from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to one or more Portfolios and/or to purchasers of VA contracts or VLI policies. The Manager also may make such advertising or promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, the Portfolio's sub-investment adviser). The expenses borne by the Fund include: taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any sub-investment adviser or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.


      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to one or more Portfolios and/or to purchasers of VA contracts or VLI policies. The Manager also may make such advertising or promotional expenditures, using its own resources, as it from time to time deems appropriate.

      As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The effective annual rate of the monthly investment advisory fee the Fund paid the Manager pursuant to any undertaking in effect for the fiscal year ended December 31, 1999 as a percentage of the relevant Portfolio's average daily net assets also is set forth below:

                                                                       Effective
                                                                     Annual Rate
                                                      Annual Rate        of
                                                     of Investment   Investment
                                                       Advisory       Advisory
Name of Portfolio                                     Fee Payable     Fee Paid


Balanced Portfolio                                        .75%          .75%
Appreciation Portfolio                                                  .43%
   0 to $150 million of average daily net assets          .55%
   $150 million to $300 million of average daily          .50%
   net assets                                             .375%
   $300 million or more of average daily net assets
Disciplined Stock Portfolio                               .75%          .75%
Growth and Income Portfolio                               .75%          .75%
International Equity Portfolio                            .75%          .75%
International Value Portfolio                            1.00%          1.00%
Limited Term High Income Portfolio                        .65%          .65%
Money Market Portfolio                                    .50%          .50%
Quality Bond Portfolio                                    .65%          .65%
Small Cap Portfolio                                       .75%          .75%
Small Company Stock Portfolio                             .75%          .75%
Special Value Portfolio                                   .75%          .75%
Zero Coupon 2000 Portfolio                                .45%          .45%

      The fees paid by the Fund to the Manager with respect to each Portfolio for the fiscal years ended December 31, 1997, 1998 and 1999 (to the extent the Portfolio was operational) were as follows:

Fee Paid For
Year Ended
December 31, 1997


Portfolio                   Advisory Fee Payable  Reduction in Fee Net Fee Paid


Balanced*                       $ 164,386               $  0        $ 164,386
Appreciation                      944,004                  0          944,004
Disciplined Stock                 243,138                  0          243,138
Growth and Income               2,254,248                  0        2,254,248
International Equity              246,938                  0          246,938
International Value               136,687                  0          136,687
Limited Term High Income**         88,699              6,291           82,408
Money Market                      304,681                  0          304,681
Quality Bond                      467,635                  0          467,635
Small Cap                       8,317,539                  0        8,317,539
Small Company Stock               113,161                  0          113,161
Special Value                     250,293                  0          250,293
Zero Coupon 2000                  147,516                  0          147,516
-----------------


*    From May 1, 1997 (commencement of operations) through December 31, 1997.

**   From April 30, 1997 (commencement of operations) through December 31, 1997.

Fee Paid For
Year Ended
December 31, 1998

        Portfolio           Advisory Fee Payable    Reduction in   Net Fee Paid
                                                         Fee


Balanced                         $ 413,719               $ 0        $ 413,719
Appreciation                     2,057,782                 0        2,057,782
Disciplined Stock                  712,844                 0          712,844
Growth and Income                3,030,241                 0        3,030,241
International Equity               343,496                 0          343,496
International Value                225,035                 0          225,035
Limited Term High Income           397,273                 0          397,273
Money Market                       371,422                 0          371,422
Quality Bond                       673,601                 0          673,601
Small Cap                        9,335,756                 0        9,335,756
Small Company Stock                249,468                 0          249,468
Special Value                      450,888                 0          450,888
Zero Coupon 2000                   162,716                 0          162,716



Fee Paid For
Year Ended
December 31, 1999

Portfolio                   Advisory Fee Payable  Reduction in Fee Net Fee Paid

Balanced                        $ 574,439               $  0         $ 574,439
Appreciation                    3,788,264                  0         3,788,264
Disciplined Stock               1,329,297                  0         1,329,297
Growth and Income               3,244,091                  0         3,244,091
International Equity              360,746                  0           360,746
International Value               218,142                  0           218,142
Limited Term High Income          516,571                  0           516,571
Money Market                      512,034                  0           512,034
Quality Bond                      839,257                  0           839,257
Small Cap                       8,915,955                  0         8,915,955
Small Company Stock               240,369                  0           240,369
Special Value                     455,777                  0           455,777
Zero Coupon 2000                  172,383                  0           172,383

      As compensation for Sarofim's services, the Fund has agreed to pay Sarofim a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Appreciation Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Fund paid Sarofim for the fiscal year ended December 31, 1999, as a percentage of the Appreciation Portfolio's average daily net assets also is set forth below:

                                                                    Effective
                                                Annual Rate of     Annual Rate
                                                Sub-Investment         of
                                                 Advisory Fee     Sub-Investment
Appreciation Portfolio                              Payable         Advisory
----------------------                                          Fee Paid in 1999


                                                                            .32%

0 to $150 million of average daily net assets         .20%
$150 million to $300 million of average daily         .25%
net assets
$300 million or more of average daily net             .375%
assets

      The fees payable by the Fund to Sarofim with respect to the Appreciation Portfolio for fiscal years ended December 31, 1997, 1998 and 1999 amounted to $365,954, $1,171,093 and $2,888,264, respectively.

      The Manager (and, with respect to the Appreciation Portfolio, Sarofim) has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory fees, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager (and, with respect to the Appreciation Portfolio, Sarofim), or the Manager (and, with respect to the Appreciation Portfolio, Sarofim) will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.



      The aggregate of the fees payable to the Manager (other than for the Appreciation Portfolio) is not subject to reduction as the value of a Portfolio's assets increases.

      The Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.

      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York, 100 Church Street, New York, New York 10286, serves as custodian of the Fund's investments with respect to International Equity, International Value, Money Market and Special Value Portfolios. The Bank of New York has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


      Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's custodian with respect to the Balanced, Appreciation, Disciplined Stock, Growth and Income, Limited Term High Income, Quality Bond, Small Cap, Small Company Stock and Zero Coupon 2000 Portfolios. Under a custody agreement with the Fund, Mellon Bank, N.A. holds each such Portfolio's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each Portfolio's assets held in custody and receives certain securities transaction charges.

                                HOW TO BUY SHARES

      Fund shares currently are offered only to separate accounts of Participating Insurance Companies. Individuals may not place purchase orders directly with the Fund.

      Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to VA contracts and VLI policies. See the prospectus of the separate account of the Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in specific portfolios of the Fund. The Fund does not issue share certificates.

      Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. VA contract holders and VLI policy holders should refer to the prospectus for their contracts or policies in this regard.


      Portfolio shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures will be valued 15 minutes after the close of trading on floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the net assets of each Portfolio (i.e., the value of its assets less liabilities) by the total number of such Portfolio's shares outstanding. The Limited Term High Income, Quality Bond and Zero Coupon 2000 Portfolios' investments are valued each business day by an independent pricing service approved by the Fund's Board and are valued at fair value as determined by the pricing service. The pricing service's procedures are reviewed under the general supervision of the Fund's Board. The Money Market Portfolio uses the amortized cost method of valuing its investments. The Balanced, Appreciation, Disciplined Stock, International Equity, International Value, Growth and Income, Small Cap, Small Company Stock and Special Value Portfolios' investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing each Portfolio's investments, see "Determination of Net Asset Value."



                              HOW TO REDEEM SHARES

      Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund. Redemption requests from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. VA contract holders and VLI policy holders should consult their Participating Insurance Company in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

      The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

      Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.


      Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

      Money Market Portfolio. The valuation of the Money Market Portfolio's securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Portfolio's shareholders, procedures reasonably designed to stabilize the Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

      The extent of any deviation between the Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Board members promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      Limited Term High Income, Quality Bond and Zero Coupon 2000 Portfolios. Substantially all of each Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Short-term investments are not valued by the Service and are carried at amortized cost, which approximates value. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Expenses and fees of a Portfolio, including the advisory fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of shares.


      Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Small Cap, Small Company Stock and Special Value Portfolios. Each Portfolio's portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of many of the Portfolio's portfolio securities. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees, including the advisory fees (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of shares.


      Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith by the Fund's Board. The Fund's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Fund's Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

      New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Portfolio has qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 1999. Each Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If a Portfolio did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated under "Dividends and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds shares of the Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized from the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, gain or loss realized by a Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio as described above.

      Offsetting positions held by a Portfolio involving financial futures and options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

      If a Portfolio were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made and the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short- term capital gain or ordinary income.


      If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, offsetting notional principal contract or other transaction described in Treasury regulations to be issued in the future (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.


      Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

      Under the Code, each Portfolio of the Fund is treated as a separate entity for purposes of qualification and taxation as a regulated investment company. Each Portfolio will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Portfolio will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional shares at net asset value unless payment in cash is elected by a Participating Insurance Company. Shares begin earning dividends on the day the purchase order is effective. If all shares in an account are redeemed at any time, all dividends to which the shareholder is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for VA contracts or VLI policies. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Portfolio satisfies certain conditions, a segregated asset account owning shares of the Portfolio will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Portfolio. Each Portfolio intends to satisfy the requisite conditions so that the shares of the Portfolio owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments. By meeting these and other requirements, the Participating Insurance Companies, rather than VA contract holders or VLI holders, should be subject to tax on distributions received with respect to Portfolio shares. The tax treatment on distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status.

      Since shareholders of the Fund will be the separate accounts of Participating Insurance Companies, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the VA contracts or VLI policies. For information concerning the Federal income tax consequences to such holders, see the prospectuses for such VA contracts or VLI policies.


                             PORTFOLIO TRANSACTIONS

      General. Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager (and, if applicable, the Portfolio's sub-investment adviser) to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager (or, if applicable, the Portfolio's sub-investment adviser) in advising other funds or accounts and, conversely, research services furnished to the Manager (or, if applicable, the Portfolio's sub-investment adviser) by brokers in connection with other funds or accounts may be used in advising a Portfolio. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager (and, if applicable, the Portfolio's sub-investment adviser) that the receipt and study of such services should not reduce the overall research department expenses.

      The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Fund's Board has adopted procedures, in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

      The overall reasonableness of brokerage commissions paid is evaluated based upon knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. A Portfolio may pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Manager determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided.

      Money Market, Quality Bond and Zero Coupon 2000 Portfolios. Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price. No brokerage commissions were paid for the fiscal years ended December 31, 1997, 1998 and 1999. There were no concessions on principal transactions for the fiscal years ended December 31, 1997 and 1998 and 1999.

      Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Small Cap, Small Company Stock and Special Value Portfolios. Brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds in the Dreyfus Family of Funds being engaged simultaneously in the purchase or sale of the same security. Certain of the Portfolio's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available for transactions in securities of domestic issuers. Higher portfolio turnover rates are likely to result in comparatively greater brokerage expenses.

      The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation and Dreyfus Brokerage Services, Inc. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

      In connection with its portfolio securities transactions for the fiscal years ended December 31, 1997, 1998 and 1999 (except as otherwise indicated), each Portfolio indicated below paid brokerage commissions and, where determinable, concessions on principal transactions, none of which was paid to the Distributor, in the following amounts:




Name of Portfolio        Brokerage Commissions Paid             Concessions on Principal Transactions

                       1997           1998          1999             1997          1998        1999
                       ----           ----          ----             ----          ----        ----

Balanced               $ 36,932(1)    $ 46,422      $   51,888       $  5,005      $ 810       $      0

Appreciation              106,432        245,599        266,551(2)       9,391        20,193      79,724

Disciplined Stock          71,669(3)     168,290(4)     199,781(5)           0             0           0

Growth and Income         172,388      1,065,967        851,094(6)     928,323       452,048     161,915

International Equity      327,207        489,171        547,510         78,064        17,496           0

International Value        47,303         47,733         49,648              0             0           0

Small Cap               1,722,729      2,002,330        407,162(7)   3,192,427     1,685,130     410,882

Small Company Stock        39,015         53,298         42,309              0             0           0

Special Value             308,466        359,805        226,756(8)      56,309        85,449      58,874



-------------------

(1)   From May 1, 1997 (commencement of operations) through December 31, 1997.

(2) $29,725 was paid to Dreyfus Brokerage Services, a wholly-owned subsidiary of Mellon Financial Corporation. This amount represented approximately 11% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 15% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(3) $29,358 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Financial Corporation. This amount represented approximately 41% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 47% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions

(4) $51,195 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Financial Corporation. This amount represented approximately 30% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 36% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(5) $16,255 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Financial Corporation. This amount represented approximately 41% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 15% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(6) $17,900 was paid to Dreyfus Brokerage Services, a wholly-owned subsidiary of Mellon Financial Corporation. This amount represented approximately 2% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 4% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(7) $13,000 was paid to Dreyfus Brokerage Services, a wholly-owned subsidiary of Mellon Financial Corporation. This amount represented approximately 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 2% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(8) $5,433 was paid to Dreyfus Brokerage Services, a wholly-owned subsidiary of Mellon Financial Corporation. This amount represented approximately 2% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 5% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.



      The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Portfolio                       Transaction Amount         Commissions and
                                                            Concessions


Appreciation                        $49,275,709                $42,696
Growth and Income                    92,908,528                 95,955
International Equity                    468,682                    335
Small Cap                            11,859,435                 38,468
Special Value                        26,334,473                 28,524



                        YIELD AND PERFORMANCE INFORMATION

      The performance figures shown below do not reflect the separate charges applicable to Policies offered by Participating Insurance Companies.


      The yield and effective yield for the seven-day period ended December 31, 1999 for the following Portfolio was:

              Portfolio                  Yield          Effective Yield

            Money Market                 5.21%               5.35%


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Money Market Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Portfolio's price per share is determined.


      The current yields for the 30-day period ended December 31, 1999 for each of the following Portfolios was:

               Portfolio                 Current Yield

      Limited Term High Income               10.53%
      Quality Bond                           6.26%
      Zero Coupon 2000                       5.39%


      Current yield is computed pursuant to a formula which operates as follows:
The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by such Portfolio during the period. That result is then divided by the product of: (a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

      The average annual total return for the periods indicated for each of the following Portfolios was:



                  1-year period ended      5-year period ended      9.34 year period
Portfolio         December 31, 1999        December 31, 1999        ended December 31, 1999
---------         -----------------        -----------------        -----------------------


Quality Bond            0.18%               7.50%                      8.10%
Small Cap              23.15%              15.93%                     35.65%
Special Value           7.27%               8.00%                      8.37%
Zero Coupon             2.69%               7.36%                      8.83%
   2000


                  1-year period ended      5-year period ended      6.75-year period ended
                  December 31, 1999        December 31, 1999        December 31, 1999
                  -----------------        -----------------        ----------------------

Appreciation           11.46%               25.52%                   20.05%



                  1-year period ended      5-year period ended     5.67-year period ended
                  December 31, 1999        December 31, 1999       December 31, 1999
                -----------------          -----------------       ______________________


Growth and             16.88%               24.31%                  20.90%
Income
International          59.76%               17.01%                  14.45%
Equity



                                  1-year period           3.67-year period
                             ended December 31, 1999    ended December 31, 1999


Disciplined Stock                     18.45%                   26.16%
International Value                   27.82%                   12.93%
Small Company Stock                   10.60%                   9.11%

                                 1-year period           2.67-year period
                            ended December 31, 1999  ended December 31, 1999
                            -----------------------  -----------------------

Balanced                             8.13%                    18.33%
Limited Term High Income             -1.54%                   3.01%


      Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return.

      Total return for each of the following Portfolios for the period indicated was:



Portfolio           August 31, 1990 (commencement of investment operations) to December 31, 1999
---------           -------------------------------------------------------------------


Quality Bond                                        106.97%
Small Cap                                         1,625.12%
Special Value                                       111.90%
Zero Coupon 2000                                    120.35%

                    April 5, 1993 (commencement of investment operations) to December 31, 1999
                    -----------------------------------------------------------------


Appreciation                                        242.66%

                    May 2, 1994 (commencement of investment operations) to December 31,  1999
                    -------------------------------------------------------------------

Growth and Income                                   193.29%
International                                       114.92%
Equity

                    May 1, 1996 (commencement of investment operations) to December 31, 1999
                    -------------------------------------------------------------------

Disciplined Stock                                   134.63%
International Value                                  56.25%
Small Company Stock                                  37.69%

                    April 30, 1997 (commencement of investment operations) to December 31, 1999
                    ------------------------------------------------------------------


Limited Term High                                     8.25%
Income


                    May 1, 1997 (commencement of investment operations) to December 31, 1999
                    -------------------------------------------------------------------

Balanced                                             56.73%





      Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

      Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Variable annuity contract holders and variable life insurance policy holders should consult the prospectus for their contract or policy.

      Calculations of the Portfolio's yield or performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising a Portfolio's shares, including data from the Consumer Price Index, Lipper Analytical Services, Inc., IBC's Money Fund Report(TM), Money Magazine, Bank Rate Monitor(TM), N. Palm Beach, Fla. 33408, Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Russell 2500(TM) Index, Morgan Stanley Capital International World Index, the Dow Jones Industrial Average, Moody's Bond Survey Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Morningstar, Inc., Value Line Mutual Fund Survey and other industry publications.


      From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. Advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting the rating, and may refer to, or include, commentary by the Fund's portfolio managers relating to their investment strategy, asset growth of the Portfolio, current or past business, political, economic or financial conditions and other matters of general interest to shareholders. From time to time, advertising materials may refer to studies performed by The Dreyfus Corporation or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996-1997)" or such other studies.



                           INFORMATION ABOUT THE FUND

      Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Trust Agreement ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Portfolio to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Board has authorized the creation of thirteen Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.

      The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Portfolios' Prospectuses.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.



                                YEAR 2000 ISSUES

      The Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

      The Manager has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the Portfolios invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a Portfolio's investments and its share price.

                                    APPENDIX

Description of certain ratings:

S&P

Bond Ratings

                                       AAA

      Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

      Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                        B

      Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

      Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

      The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

      The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

      Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

      This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

                                       A-2

      Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

                                       Aaa

      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

      Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

      Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

      Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

      Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

      Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

      Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

      Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

      Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

      Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

      Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

      Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

      Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

      Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

      Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

      Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                       AAA

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

      Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

      Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

      Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

      Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.


      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.



                        DREYFUS VARIABLE INVESTMENT FUND

                                 PART C. OTHER INFORMATION
                              --------------------------------


Item 23.    Exhibits
-------     ----------


     (a) Registrant's Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

     (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 20, 1997.

     (d)  Investment  Advisory Agreement is incorporated by reference to Exhibit
          (5)(a)  of  Post-Effective   Amendment  No.  18  to  the  Registration
          Statement on Form N-1A, filed on April 17, 1997.

  (d)(2) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form-N-1A, filed on April 19, 1995.


     (e)  Distribution Agreement and Forms of Service Agreements.


     (g) (1) Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

  (g)(2) Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on October 25, 1996.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

     (j)  Consent of Independent Auditors.


     (p) Code of Ethics adopted by Registrant and its investment adviser and principal underwriter.

   (p)(2) Code of Ethics adopted by the Sub-Investment Adviser to Registsrant's of Appreciation Portfolio.



Item 23.    Exhibits. - List (continued)
-------     -----------------------------

            Other Exhibits
            --------------

                    (a)  Powers of Attorney of the Board members and officers.


                    (b)  Certificate of Assistant Secretary.



Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     -------------------------------------------------------

            Not Applicable

Item 25.    Indemnification
-------     ---------------

            The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 23(b) of Part C of Post-Effective Amendment No. 20 to the Registration Statement on From N-1A, filed on September 20, 1997.


            Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A.


Item 26.    Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments

                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
And Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit & Trust Co.+      Director                      6/93 - 1/99
                                                                         Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
And Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates; LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates; LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - Present
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               NONE
Vice President - Corporate
Communications

MARY BETH LEIBIG                   NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RICHARD TERRES                     None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice-President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
ASSISTANT SECRETARY
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.


Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund



                                                                                 Positions and
Name and principal                                                               Offices with
Business address               Positions and offices with the Distributor        Registrant
----------------               ------------------------------------------        ----------


Thomas F. Eggers *             Chief Executive Officer and Chairman of the       None
                               Board
J. David Officer *             President and Director                            None
Stephen Burke *                Executive Vice President                          None
Charles Cardona *              Executive Vice President                          None
Anthony DeVivio **             Executive Vice President                          None
David K. Mossman **            Executive Vice President                          None
Jeffrey N. Nachman ***         Executive Vice President and Chief Operations     None
                               Officer
William T. Sandalls, Jr. *     Executive Vice President and Director             None
Wilson Santos **               Executive Vice President and Director of          None
                               Client Services
William H. Maresca *           Chief Financial Officer                           None
Ken Bradle **                  Senior Vice President                             None
Stephen R. Byers *             Senior Vice President                             None
Frank J. Coates *              Senior Vice President                             None
Joseph Connolly *              Senior Vice President                             Vice President
                                                                                 and Treasurer
William Glenn *                Senior Vice President                             None
Michael Millard **             Senior Vice President                             None
Mary Jean Mulligan **          Senior Vice President                             None
Bradley Skapyak *              Senior Vice President                             None
Jane Knight *                  Chief Legal Officer and Secretary                 None
Stephen Storen *               Chief Compliance Officer                          None
Jeffrey Cannizzaro *           Vice President - Compliance                       None
Maria Georgopoulos *           Vice President - Facilities Management            None
William Germenis               Vice President - Compliance                       None
Walter T. Harris *             Vice President                                    None
Janice Hayles *                Vice President                                    None
Hal Marshall *                 Vice President - Compliance                       None
Paul Molloy *                  Vice President                                    None
Theodore A. Schachar *         Vice President - Tax                              None
James Windels *                Vice President                                    None
James Bitetto *                Assistant Secretary                               None



*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
          11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills,
          CA 90210.



Item 28.    Location of Accounts and Records
-------     --------------------------------

            1.    Mellon Bank, N.A.
                  One Mellon Bank Center
                  Pittsburgh, Pennsylvania 15258

            2.    The Bank of New York
                  100 Church Street
                  New York, New York 10286

            3.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            4.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York 10166

Item 29.    Management Services
-------     -------------------

            Not Applicable

Item 30.    Undertakings
-------     ------------

            None



                                   SIGNATURES
                                  _____________

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of April, 2000.

                        DREYFUS VARIABLE INVESTMENT FUND

                           BY: /s/ Stephen E. Canter*
                                   _______________________
                                   Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures              Title                           Date
___________________________         ___________________________     ________

/s/ Stephen E. Canter*              President                      04/27/00
    _______________________         (Principal Executive Officer)
    Stephen E. Canter

/s/ Joseph Connolly*                Vice President and Treasurer   04/27/00
    _______________________         (Principal Financial and
    Joseph Connolly                  Accounting Officer)

/s/ Joseph S. DiMartino*            Chairman of the Board of        04/27/00
    _______________________         Trustees
    Joseph S. DiMartino

/s/ David P. Feldman*                Trustee                        04/27/00
    _______________________
    David P. Feldman

/s/ John M. Fraser, Jr.*             Trustee                        04/27/00
    _______________________
   John M. Fraser, Jr.

/s/ Robert R. Glauber*               Trustee                        04/27/00
    _______________________
    Robert R. Glauber

/s/ James F. Henry*                  Trustee                        04/27/00
    ________________________
    James F. Henry

/s/ Rosalind G. Jacobs*              Trustee                        04/27/00
    ________________________
   Rosalind G. Jacobs

/s/ Paul A. Marks*                   Trustee                        04/27/00
    _________________________
    Paul A. Marks

/s/ Martin Peretz*                   Trustee                        04/27/00
    _________________________
    Martin Peretz

/s/ Bert W. Wasserman*               Trustee                        04/27/00
    _________________________
    Bert W. Wasserman



*BY:  /s/ Robert R. Mullery
          _______________________
          Robert R. Mullery
          Attorney-in-Fact






                              INDEX OF EXHIBITS

Other Exhibits

      (a)     Powers of Attorney dated March 6, 2000............................
              Powers of Attorney dated March 22, 2000...........................

      (b)     Certificate of Assistant Secretary...............................

Exhibits

      (e)     Distribution Agreement and Forms of Service Agreements............

      (j)     Consent of Independent Auditors...................................

      (p)(1)  Code of Ethics adopted by the Registrant and its investment adviser and principal underwriter.................................

      (p)(2)  Code of Ethics adopted by the Sub-Investment Adviser to
              Registrant's of Appreciation Portfolio............................